UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Income Opportunities Fund	July 31, 2015

(Unaudited)

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITIES - 76.6%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.125%, 01/15/2023 (a)(g)	4,327,000		$3,504,870

Air Freight & Logistics - 3.9%
XPO Logistics, Inc.
7.875%, 09/01/2019 (a)	5,317,000		5,682,544
6.500%, 06/15/2022 (a)	4,986,000		4,904,977
			10,587,521
Banks - 3.9%
Novo Banco SA
N/A, 02/19/2049 (a)(g)(i)	EUR	8,602,000	1,417,071
N/A, 02/27/2051 (a)(g)(i)	EUR	3,601,000	563,559
N/A, 04/09/2052 (g)(i)	EUR	246,000	37,148
SquareTwo Financial Corp.
11.625%, 04/01/2017 (d)(e)	14,720,000		8,537,600
			10,555,378
Building Products - 3.9%
Builders FirstSource, Inc.
10.750%, 08/15/2023 (a)	2,678,000		2,744,950
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (c)	7,245,000		7,824,600
			10,569,550
Construction Materials - 7.3%
Cemex Materials LLC
7.700%, 07/21/2025 (a)	13,760,000		14,637,200
Summit Materials Holdings LP
10.500%, 01/31/2020	4,869,000		5,258,520
			19,895,720
Diversified Telecommunication Services - 4.1%
Windstream Corp.
7.750%, 10/15/2020	6,101,000		5,586,228
Zayo Group LLC
6.375%, 12/31/2025 (a)	5,517,000		5,454,934
			11,041,162
Electric Utilities - 2.9%
Dynegy, Inc.
6.750%, 11/01/2019 (a)	789,000		814,642
7.375%, 11/01/2022 (a)	3,359,000		3,474,886
7.625%, 11/01/2024 (a)	3,507,000		3,620,978
			7,910,506
Electronic Equipment, Instruments & Components - 3.5%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)	9,594,000		9,594,000

Energy Equipment & Services - 0.6%
Bristow Group, Inc.
6.250%, 10/15/2022	1,827,000		1,726,515

	Par†		Value
HIGH YIELD SECURITIES - 76.6% (continued)
Food & Staples Retailing - 1.3%
Brake Bros Ltd.
7.125%, 12/15/2018 (a)(g)	GBP	2,166,000	$3,497,531

Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp.
9.000%, 07/01/2020	3,583,000		3,896,513
Eldorado Resorts, Inc.
7.000%, 08/01/2023 (a)	5,394,000		5,407,485
			9,303,998
Household Durables - 0.4%
The Hillman Group, Inc.
6.375%, 07/15/2022 (a)	1,107,000		1,057,185

Insurance - 1.9%
Towergate
8.750%, 04/02/2020 (a)(d)(e)(g)	GBP	3,310,813	5,015,208

IT Services - 0.8%
iPayment Investors LP
9.500%, 12/15/2019 (a)	2,068,148		2,039,711

Life Sciences Tools & Services - 0.6%
Labcosynlab
8.250%, 07/01/2023 (a)(g)	EUR	851,000	939,751
Pharmaceutical Products Developement, Inc.
9.375%, 10/15/2017 (a)(c)	654,000		667,897
			1,607,648
Media - 10.2%
Block Communications, Inc.
7.250%, 02/01/2020 (a)	66,000		66,660
Cequel Communications Holdings LLC
5.125%, 12/15/2021 (a)	107,000		99,376
7.750%, 07/15/2025 (a)	6,573,000		6,457,973
Clear Channel Outdoor, Inc., Series B
7.625%, 03/15/2020	5,597,000		5,880,348
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (g)	4,150,000		3,755,750
Virgin Media, Inc.
6.375%, 04/15/2023 (a)(g)	1,873,000		1,957,285
5.250%, 01/15/2026 (a)(g)	9,702,000		9,362,430
			27,579,822
Metals & Mining - 2.7%
Ryerson, Inc.
9.000%, 10/15/2017	7,289,000		7,197,888

Multi-Utilities - 1.2%
Calpine Corp.
7.875%, 01/15/2023 (a)	3,053,000		3,276,251

	Par†	Value
HIGH YIELD SECURITIES - 76.6% (continued)
Oil, Gas & Consumable Fuels - 3.4%
Bill Barrett Corp.
7.000%, 10/15/2022	7,699,000	$6,370,922
Hilcorp Energy I LP (Hilcorp Finance Co.)
7.625%, 04/15/2021 (a)	2,864,000	2,949,920
		9,320,842
Road & Rail - 1.9%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (a)	5,160,000	5,237,400

Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc.
5.250%, 01/15/2024 (a)	3,979,000	3,819,840

Software - 2.0%
Datatel, Inc.
9.625%, 12/01/2018 (a)(c)(d)(e)	1,741,000	1,758,410
TIBCO Software, Inc.
11.375%, 12/01/2021 (a)	3,594,000	3,616,462
		5,374,872
Specialty Retail - 6.4%
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	4,408,000	4,000,260
J.C. Penney Corp., Inc.
7.950%, 04/01/2017	298,000	311,410
5.750%, 02/15/2018	1,617,000	1,572,533
8.125%, 10/01/2019	7,272,000	7,253,820
5.650%, 06/01/2020	2,516,000	2,264,400
The Mens Wearhouse, Inc.
7.000%, 07/01/2022	1,979,000	2,107,635
		17,510,058
Textiles, Apparel & Luxury Goods - 2.5%
Hot Topic, Inc.
12.000%, 05/15/2019 (a)(c)	1,286,000	1,273,140
9.250%, 06/15/2021 (a)	5,488,000	5,625,200
		6,898,340
Wireless Telecommunication Services - 5.1%
GCI, Inc.
6.750%, 06/01/2021	6,100,000	6,237,250
6.875%, 04/15/2025	4,076,000	4,147,330
Sprint Corp.
7.875%, 09/15/2023	1,642,000	1,572,543
T-Mobile USA, Inc.
6.625%, 11/15/2020	1,800,000	1,872,000
		13,829,123
TOTAL HIGH YIELD SECURITIES (amortized cost $216,409,577)		207,950,939

	Par†		Value
LEVERAGED LOANS - 59.1%
Building Products - 1.5%
Gypsum Management & Supply, Inc., TL 2L 03/14
7.750%, 04/01/2022 (b)	4,300,230		$4,144,347

Chemicals - 0.1%
Emerald Performance Materials LLC, TL 2L 07/14
7.750%, 08/01/2022 (b)	268,490		267,902

Communications Equipment - 0.3%
Riverbed Technology, Inc., TL 1L 02/15
6.000%, 04/25/2022 (b)	933,820		946,076

Construction Materials - 3.0%
Hanson Building Products North America, TL 1L B 02/15
6.500%, 03/14/2022 (b)	8,123,314		8,148,740

Diversified Telecommunication Services - 5.3%
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	2,667,589		2,660,920
Lightower Fiber LLC, TL 2L Incremental 05/15
8.000%, 04/12/2021 (b)	8,856,239		8,834,098
The Telx Group, Inc., TL 2L 04/14
7.500%, 04/09/2021 (b)	2,792,306		2,822,854
			14,317,872
Electronic Equipment, Instruments & Components - 2.3%
TTM Technologies, Inc., TL 1L B 02/15
6.000%, 05/31/2021 (b)	6,462,344		6,325,019

Energy Equipment & Services - 0.6%
Proserv Acquisition LLC, TL 1L B1 12/14 (US Tranche)
6.375%, 12/22/2021 (b)(g)	1,135,924		959,856
Proserv Acquisition LLC, TL 1L B2 12/14 (UK Tranche)
5.657%, 12/22/2021 (b)(g)	666,738		563,393
			1,523,249
Food & Staples Retailing - 7.3%
Brake Bros Ltd., TL 2L D2 10/07
6.829%, 03/13/2017 (b)(c)(g)	GBP	7,977,194	12,321,329
California Pizza Kitchen, Inc., TL 1L B 07/11
5.250%, 03/29/2018 (b)	5,733,762		5,663,896
Grocery Outlet, Inc., TL 2L 09/14
9.250%, 10/21/2022 (b)	1,805,430		1,807,687
			19,792,912
Food Products - 3.2%
CSM Bakery Products, TL 2L 07/13
8.750%, 07/03/2021 (b)(e)	5,300,000		5,061,500
CTI Foods Holding Co. LLC, TL 2L 05/13
8.250%, 06/28/2021 (b)	3,800,000		3,728,750
			8,790,250

	Par†	Value
LEVERAGED LOANS - 59.1% (continued)
Health Care Providers & Services - 0.4%
Genoa (QoL), TL 2L 03/15
8.750%, 04/28/2023 (b)	1,044,260	$1,049,481

Health Care Technology - 0.2%
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b)	476,428	469,282

Hotels, Restaurants & Leisure - 4.7%
Caesars Entertainment Operating Co., Inc., TL 1L B6 01/08
8.937%, 03/01/2017 (b)(d)(e)(f)(j)	10,469,808	9,283,892
Caesars Entertainment Operating Co., Inc., TL 1L B7 05/14
11.750%, 01/28/2018 (b)(d)(e)(f)(j)	4,028,914	3,480,982
		12,764,874
Household Durables - 0.1%
Algeco Scotsman Global Sarl, TL PIK 04/13
15.750%, 05/01/2018 (c)(e)(g)	363,252	165,414

Household Products - 2.8%
The Sun Products Corp., TL 1L B 03/13
5.500%, 03/23/2020 (b)	7,769,079	7,577,300

Insurance - 0.0%
AssuredPartners, Inc., TL 2L 03/14
7.750%, 04/02/2022 (b)(e)	11,123	11,178

IT Services - 3.5%
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b)	9,522,742	9,481,080

Leisure Products - 1.0%
BRG Sports, TL 2L 04/14
10.250%, 04/15/2022 (b)	2,809,440	2,823,487

Media - 2.3%
Catalina Marketing Corp., TL 1L 04/14
4.500%, 04/09/2021 (b)	2,620,900	2,247,422
Learfield Communications, Inc., TL 2L 10/13
8.750%, 10/08/2021 (b)	3,210,180	3,214,192
NEP Broadcasting LLC, TL 2L 01/13
10.000%, 07/22/2020 (b)	711,260	711,854
		6,173,468
Software - 15.8%
Applied Systems, Inc., TL 2L 01/14
7.500%, 01/24/2022 (b)	6,384,864	6,418,800
Deltek, Inc., TL 2L 06/15
9.500%, 06/26/2023 (b)	7,346,780	7,435,566
iParadigms Holdings LLC, TL 2L 07/14
8.250%, 07/29/2022 (b)	5,719,710	5,691,111
Misys Ltd., TL 2L 06/12
12.000%, 06/12/2019	1,000,000	1,091,750
P2 Energy Solutions, Inc., TL 1L 10/13
5.000%, 10/30/2020 (b)	2,124,025	2,110,750

	Par†	Value
LEVERAGED LOANS - 59.1% (continued)
RedPrairie Corp., TL 1L 12/13
6.000%, 12/21/2018 (b)	472,810	$457,742
RedPrairie Corp., TL 2L 12/12
11.250%, 12/21/2019 (b)	9,231,528	8,506,853
TIBCO Software, Inc., TL 1L 10/14
6.500%, 12/04/2020 (b)(k)	8,968,558	8,999,948
Triple Point Technology, Inc., TL 1L 07/13
5.250%, 07/10/2020 (b)	2,529,573	2,301,911
		43,014,431
Specialty Retail - 3.0%
David’s Bridal, Inc., TL 1L B 10/12
5.000%, 10/11/2019 (b)	2,777,420	2,685,071
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	7,767,509	5,581,615
		8,266,686
Trading Companies & Distributors - 1.7%
Maxim Crane Works LP (Maxim Finance Corp.), TL 2L B 11/13
10.250%, 11/26/2018 (b)	4,493,151	4,515,617

TOTAL LEVERAGED LOANS (amortized cost $163,754,399)		160,568,665

	Shares
COMMON STOCKS - 5.3%
Health Care Providers & Services - 4.4%
Amedisys, Inc. (d)(e)(f)	271,040	11,825,475

Insurance - 0.7%
Towergate Sun NewCo Common Shares A (d)(e)(g)	8,597	1,036,903
Towergate TopCo Common (d)(e)(g)	540,649	981,923
		2,018,826
IT Services - 0.2%
iPayment Investors LP (e)	160,426	622,293

TOTAL COMMON STOCKS (cost $5,278,032)		14,466,594

PREFERRED STOCK - 1.9%
Insurance - 1.9%
Towergate Sun NewCo Preference B
N/A (d)(e)(g)	3,194,971	5,223,916

TOTAL PREFERRED STOCK (cost $4,736,869)		5,223,916

TOTAL INVESTMENTS (amortized cost $390,178,877 ††) (h) - 142.9%		388,210,114
LIABILITIES EXCEEDING OTHER ASSETS, NET - (42.9)%		(116,536,341)
NET ASSETS - 100.0%		$271,673,773

†	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2015, the tax basis cost of the Fund’s investments was $390,178,877 and the unrealized appreciation and depreciation were $14,386,504 and $(16,355,267), respectively.
EUR	Euro
GBP	Great British Pound
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of July 31, 2015 was $124,539,986, which represent 45.8% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2015.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2015 was $47,144,309 and represented 17.4% of net assets.

(e)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2015 was $53,004,694 and represented 19.5% of net assets.
(f)	Non-income producing security.
(g)	Non-U.S. security.
(h)	All investments are held as collateral for the Fund’s credit facility.
(i)	Zero coupon security.
(j)	Security in Default.
(k)	Unsettled bank loan. Interest rate may not be available as of July 31, 2015.

The following table presents information about the Fund’s assets and liabilities measured on a recurring basis as of July 31, 2015 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total
Investments in securities and cash equivalents
High yield securities	$—	$207,950,939	$—	$207,950,939
Leveraged loans	—	160,403,251	165,414	160,568,665
Common stocks	11,825,475	—	2,641,119	14,466,594
Preferred stock	—	—	5,223,916	5,223,916
Cash equivalents	13,651,658	—	—	13,651,658
Total investments in securities and cash equivalents	$25,477,133	$368,354,190	$8,030,449	$401,861,772

	Level 1	Level 2	Level 3	Total
Financial derivative instruments
Assets — Forward foreign currency contracts	$—	$275,433	$—	$275,433
Liabilities — Forward foreign currency contracts	—	(844,611)	—	(844,611)
Total financial derivative instruments	$—	$(569,178)	$—	$(569,178)

The following table represents the Fund’s investments categorized by country of risk as of July 31, 2015:

% of Net Assets
United States	124.0%
United Kingdom	15.4%
Luxembourg	1.4%
Canada	1.3%
Portugal	0.8%
142.9%
Liabilities Exceeding Other Assets, Net	(42.9)%
100.0%

The following are the details of the restricted securities held by the Fund as of July 31, 2015:

					% of
		Acquisition	Amortized		Net
	Par/Shares	date(s)	Cost	Value	Assets
Amedisys, Inc.	271,040	08/05/2013 – 08/08/2013	$3,799,456	$11,825,475	4.4%
Caesars Entertainment Operating Co., Inc., TL 1L B6 01/08 , 8.937%, 03/01/2017	10,469,808	05/07/2014 – 09/16/2014	9,986,688	9,283,892	3.4%
Caesars Entertainment Operating Co., Inc., TL 1L B7 05/14 , 11.750%, 01/28/2018	4,028,914	05/14/2014 –09/03/2014	3,925,916	3,480,982	1.3%
Datatel, Inc., 9.625%, 12/01/2018	1,741,000	11/14/2013 – 05/05/2015	1,735,602	1,758,410	0.7%
SquareTwo Financial Corp., 11.625%, 04/01/2017	14,720,000	07/30/2013 –07/01/2014	14,995,828	8,537,600	3.1%
Towergate, 8.750%, 04/02/2020	3,310,813	04/02/2015	5,022,557	5,015,208	1.9%
Towergate Sun NewCo Common Shares A	8,597	04/02/2015	15	1,036,903	0.4%
Towergate Sun NewCo Preference B	3,194,971	04/02/2015	4,736,869	5,223,916	1.9%
Towergate TopCo Common	540,649	04/02/2015	815,841	981,923	0.3%

The following table presents additional information about investments that are measured at fair value on a recurring basis for which the Fund has utilized Level 3 inputs to determine fair value as of July 31, 2015:

	Leveraged Loans	Common Stock	Preferred Stock
Beginning Balance at October 31, 2014	$—	$—	$—
Purchases	—	1,478,561	4,736,869
Transfer in and/or out of Level 3(1)	295,136	—	—
Settlements	53,129	—	—
Net Change in Appreciation/(Depreciation)	(182,851)	1,162,558	487,047
Balance as of July 31, 2015	$165,414	$2,641,119	$5,223,916

Net Change in Appreciation/(Depreciation) on
Investments held at July 31, 2015	$(182,851)	$1,162,558	$487,047

(1) During the nine months ended July 31, 2015, there were transfers into Level 3. The Fund’s policy is to recognize transfers into and out of Level 3 at the beginning of each reporting period.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2015:

Financial	Fair Value as of	Valuation	Unobservable	Ranges (Weighted
Asset	July 31, 2015	Technique	Inputs	Average)
Leveraged Loan	$165,414	Yield Analysis	Yield	36%
			EBIDTA Multiple	8.6x
			Net Leverage	8.6x
Common Stock	$2,641,119	Market Comparables	LTM EBIDTA Multiple	8.1x–10.1x(9.6x)
			Fwd EBIDTA Multiple	8.1x-9.0x(8.8.x)
			Illiquidity Discount	10%-10%(10)%
		Discounted Cash Flow	WACC	12%
			Exit Multiple LTM EBIDTA	6.8x
			Illiquidity Discount	10%
Preferred Stock	$5,223,916	Market Comparables	LTM EBIDTA Multiple	10.1x
			Fwd EBIDTA Multiple	9.0x
			Illiquity Discount	10%

The list of the open forward foreign currency contracts held by the Fund as of July 31, 2015 is as follows:

					Unrealized
Settlement	Currency to		Currency to		Appreciation
Date	Deliver		Receive		(Depreciation)
10/09/2015	EUR	1,836,653	USD	2,294,573	$275,433
10/09/2015 - 01/11/2016	GBP	17,475,000	USD	26,424,082	(844,611)
					$(569,178)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at July 31, 2015 is as follows:

	Settlement	Currency to	Currency to	Unrealized
Counterparty	Date	Deliver	Receive	Depreciation
JPMorgan Chase & Co.	10/09/2015 - 01/11/2016	$29,287,832	$28,718,655	$(569,178)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/25/15

By (Signature and Title)	/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	9/25/15